[DECHERT LLP LETTERHEAD]

August 24, 2007

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Russell Investment Funds (File Nos. 33-18030 and 811-5371)

Dear Sir or Madam:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, enclosed for filing via the EDGAR system are definitive additional materials for a Special Meeting of Shareholders of each of Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Real Estate Securities Fund, Core Bond Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund, series of Russell Investment Funds, to be held on October 25, 2007.

No fee is required in connection with this filing. Should you have any questions or comments, please contact John V. O’Hanlon at 617.728.7111 or the undersigned at 617.728.7155.

Sincerely,

/s/ Joshua A. Weinberg
Joshua A. Weinberg

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